SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Foreign currency transactions)	Apr. 30, 2026	Apr. 30, 2025
Average Rate [Member] | SINGAPORE
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	1.2830	1.3428
Average Rate [Member] | HONG KONG
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.8051	7.7767
Year End Spot Rate [Member] | SINGAPORE
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	1.2823	1.3012
Year End Spot Rate [Member] | HONG KONG
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.8359	7.7717